Summary of Computer Software (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Computer software	$ 1,085,652	$ 979,414
Accumulated amortization	680,582	613,266
Computer software, net	405,070	366,148
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
Computer software	513,443	435,701
Accumulated amortization	282,563	243,866
Software development costs
Finite-Lived Intangible Assets [Line Items]
Computer software	404,238	376,026
Accumulated amortization	287,863	275,512
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Computer software	167,971	167,687
Accumulated amortization	$ 110,156	$ 93,888